UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Offshore Fund, Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
          P.O. Box 896
          Harbour Centre, 2nd Floor
          North Church Street
          Grand Cayman, Cayman Islands
          British West Indies

13F File Number:  28-10801

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Director
Phone:   (858) 259-3440


Signature, Place and Date of Signing:


/s/ Jeffrey Feinberg             Del Mar, California          May 14, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

  28- 05321                   JLF Asset Management, LLC
-----------------------     ------------------------------





SK 02717 0006 874881